Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2012 D&R acquisition [Member] Fair Values [Member]	Dec. 21, 2012 D&R acquisition [Member] Fair Values [Member] In Process Research and Development [Member]	Jan. 23, 2012 Valpey-Fisher acquisition [Member] Fair Values [Member]	Jan. 23, 2012 Valpey-Fisher acquisition [Member] Fair Values [Member] In Process Research and Development [Member]
Fair Values Of Assets Acquired And Liabilities Assumed [Abstract]
Current assets				$ 13,839		$ 9,530
Property, plant and equipment				8,635		6,231
Goodwill	32,047	32,547	500	24,382		7,665
Amortizable intangible assets				20,900		2,420
In-process research and development					550		400
Other assets				678		231
Fair value of assets acquired				68,984		26,477
Less fair value of liabilities acquired				(5,484)		(8,210)
Net assets acquired				63,500		18,267
Cash acquired						3,578
Net cash paid						$ 14,689